Note 7 - Long-term Debt and Notes Payable (Tables)	12 Months Ended
Oct. 31, 2023
Notes Tables
Schedule of Debt [Table Text Block]
	October 31,
	2023	2022
Virginia Real Estate Loan ($6.5 million original principal)	$2,675,244	$3,669,294
North Carolina Real Estate Loan ($2.24 million original principal)	—	859,308
Total long-term debt	2,675,244	4,528,602
Less current installments	52,624	338,094
Long-term debt, excluding current installments	$2,622,620	$4,190,508